ORGANIZATION AND BUSINESS OPERATIONS (Details Narrative) - USD ($)			3 Months Ended		9 Months Ended	12 Months Ended
	Jan. 21, 2025	Sep. 30, 2024	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Dec. 31, 2024
Subsidiary, Sale of Stock [Line Items]
Entity incorporation date				Sep. 27, 2024	Sep. 27, 2024
Price per unit	$ 10.00
Gross proceeds from sale of Private Placement Units					$ 6,900,000
Fair market value percentage				80.00%	80.00%	80.00%
Minimum voting securities percentage for business combination				50.00%	50.00%	50.00%
Net proceeds from sale of units and sale of private placement units	$ 190,000,000		$ 190,000,000
Annual limit percentage for interest earned				5.00%	5.00%
Interest to pay dissolution expenses				$ 100,000	$ 100,000	$ 100,000
Redemption percentage of public shares				100.00%	100.00%	100.00%
Public share price per share				$ 10.00	$ 10.00	$ 10.00
Cash and cash equivalents				$ 20,005	$ 1,622,799	$ 20,005
Working capital				525,384	1,708,541	525,384
Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Price per unit	$ 10.00
Net proceeds from sale of units and sale of private placement units	$ 190,000,000
Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Consolidated assets value				50,000,000,000	50,000,000,000	50,000,000,000
Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Interest to pay dissolution expenses				$ 100,000	$ 100,000	$ 100,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold	19,000,000
Gross proceeds from offering	$ 190,000,000
Units description	Each Unit consists of one Class A ordinary share and one right to receive one-twelfth (1/12) of one Class A ordinary share upon the consummation of its Business Combination
Transaction costs	$ 12,656,782
Cash underwriting fee	3,800,000
Deferred underwriting fees	7,600,000
Other offering costs	$ 1,256,782
Public share price per share	$ 0.083
IPO [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold	19,000,000
Gross proceeds from offering	$ 190,000,000
Units description	Each Unit consists of one Class A ordinary share and one right to receive one-twelfth (1/12) of one Class A ordinary share upon the consummation of an initial Business Combination
Transaction costs	$ 12,656,782
Cash underwriting fee	3,800,000
Deferred underwriting fees	7,600,000
Other offering costs	$ 1,256,782
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units exercised	1,500,000
Price per unit	$ 10.00
Over-Allotment Option [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units exercised	1,500,000
Price per unit	$ 10.00
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold	690,000		690,000
Price per unit	$ 10.00
Units description	each Private Placement Unit consisting of one Class A ordinary share and one Share Right to receive one-twelfth (1/12) of one Class A ordinary share upon the consummation of a Business Combination
Gross proceeds from sale of Private Placement Units	$ 6,900,000
Private Placement [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold	690,000
Price per unit	$ 10.00
Units description	each Private Placement Unit consisting of one Class A ordinary share and one Share Right to receive one-twelfth (1/12) of one Class A ordinary share upon the consummation of an initial Business Combination
Gross proceeds from sale of Private Placement Units	$ 6,900,000
Private Placement [Member] | HC VII Sponsor LLC [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold	500,000
Private Placement [Member] | HC VII Sponsor LLC [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold	500,000
Private Placement [Member] | Underwriters [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold	190,000
Private Placement [Member] | Underwriters [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold	190,000
Private Placement [Member] | Cohen & Company Capital Markets [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold	133,000
Private Placement [Member] | Cohen & Company Capital Markets [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold	133,000
Private Placement [Member] | Clear Street LLC [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold	28,500
Private Placement [Member] | Clear Street LLC [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold	28,500
Private Placement [Member] | Loop Capital Markets LLC [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold	28,500
Private Placement [Member] | Loop Capital Markets LLC [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold	28,500